Deferred revenue and customer deposits - Roll Forward of Customer Deposits (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Deferred revenue and customer deposits
Balance at beginning of year	¥ 50,326
Balance at end of the year	¥ 58,719	$ 8,270